Consolidated statements of comprehensive loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Net loss	$ (71,487)	$ (65,012)	$ (14,810)
Marketable securities:
Unrealized gain (loss)	(8,865)	(2,129)	158
Derivatives:
Unrealized income (loss)	(7,060)	1,662	1,403
Amounts reclassified from accumulated other comprehensive loss	4,957	(1,160)	(1,267)
Other comprehensive income (loss)	(10,968)	(1,627)	294
Comprehensive loss	$ (82,455)	$ (66,639)	$ (14,516)